UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Semiannual Report
to Shareholders

Deutsche Global Real Estate Securities Fund

Contents

3 Letter to Shareholders

5 Performance Summary

7 Portfolio Management Team

8 Portfolio Summary

10 Investment Portfolio

16 Statement of Assets and Liabilities

18 Statement of Operations

19 Statement of Changes in Net Assets

20 Financial Highlights

24 Notes to Financial Statements

36 Information About Your Fund's Expenses

38 Advisory Agreement Board Considerations and Fee Evaluation

43 Account Management Resources

45 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

Seven years into our economic recovery, you might be wondering "where’s the proof?" The strong U.S. dollar and sluggish growth have hampered exports and manufacturing. Low oil prices are raising concerns about the energy sector. A steep sell-off in the first quarter, plus a contentious U.S. election campaign and ongoing geopolitical issues, have led many to question what lies ahead.

Our analysts see a case for continued, albeit modest, growth in the U.S. economy. Households have reduced debt and are seeing gains in real income thanks to improving labor markets and lower energy prices. Businesses remain reasonably well positioned financially, with an added boost to purchasing power from lower energy prices. Lastly, while the Federal Reserve Board has initiated the process of raising short-term interest rates, we are confident that "low and slow" will continue to be the watchwords for a while.

The later stages of an economic recovery tend to bring increased volatility and more challenges to achieving positive investment returns. We believe that active management — careful sector allocation and security selection driven by deep research — can make a difference in this environment.

In the end, it is important to remember the core reason for investing: long- term goals and a desire for growth tempered by reasonable risk management. We appreciate your trust and welcome the opportunity to put our resources, experience and expertise to work in helping you meet your goals.

Best regards,

Brian Binder President, Deutsche Funds

Please note: Deutsche Asset & Wealth Management is now two distinct businesses: Deutsche Asset Management and Deutsche Bank Wealth Management. As a result, our key service providers were renamed Deutsche AM Service Company; Deutsche AM Distributors, Inc. and Deutsche AM Trust Company, effective May 9, 2016.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary June 30, 2016 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	8.64%	12.42%	7.77%	3.76%
Adjusted for the Maximum Sales Charge (max 5.75% load)	2.39%	5.95%	6.50%	3.15%
MSCI World Index†	0.66%	–2.78%	6.63%	4.43%
FTSE EPRA/NAREIT Developed Index††	8.87%	11.58%	7.80%	4.25%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
Unadjusted for Sales Charge	8.25%	11.53%	6.93%	2.91%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	7.25%	11.53%	6.93%	2.91%
MSCI World Index†	0.66%	–2.78%	6.63%	4.43%
FTSE EPRA/NAREIT Developed Index††	8.87%	11.58%	7.80%	4.25%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
No Sales Charges	8.78%	12.27%	7.98%	3.96%
MSCI World Index†	0.66%	–2.78%	6.63%	4.43%
FTSE EPRA/NAREIT Developed Index††	8.87%	11.58%	7.80%	4.25%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/16
No Sales Charges	8.78%	12.70%	8.12%	4.11%
MSCI World Index†	0.66%	–2.78%	6.63%	4.43%
FTSE EPRA/NAREIT Developed Index††	8.87%	11.58%	7.80%	4.25%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2016 are 1.53%, 2.31%, 1.37% and 1.24% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Global Real Estate Securities Fund — Class A ■ MSCI World Index† ■ FTSE EPRA/NAREIT Developed Index††

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that tracks the performance of stocks in select developed markets around the world, including the U.S.

†† The FTSE EPRA/NAREIT Developed Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate. The index is designed to reflect the stock performance of companies engaged in specific aspects of major world real estate markets/regions. The index is calculated using closing market prices and translates into U.S. dollars using Reuters closing price.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
6/30/16	$ 9.43	$ 9.45	$ 9.41	$ 9.42
12/31/15	$ 8.68	$ 8.73	$ 8.66	$ 8.66

Portfolio Management Team

Daniel Ekins, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset Management in 1997.

— Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio Manager: Sydney.

— Investment industry experience began in 1984.

— BS, University of South Australia; Graduate Diploma, The Securities Institute of Australia.

John Hammond, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset Management in 2004; previously was Director at Schroder Property Investment Management and Director at Henderson Global Investors.

— Head of Real Estate Securities for Europe and Lead Portfolio Manager: London.

— Investment industry experience began in 1990.

— BSc, University of Reading, UK.

John W. Vojticek, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset Management in 2004; previously worked as Principal at KG Redding and Associates, March 2004–September 2004; and previously Managing Director of Deutsche Asset Management from 1996–March 2004.

— Co-Head and Chief Investment Officer of Liquid Real Assets for Deutsche Asset Management.

— BS, University of Southern California.

Joseph D. Fisher, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 2004; previously served in the Real Estate Equity Investment Management Group at Principal Real Estate Investors.

— Co-Head of Real Estate Securities for the Americas and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 2003.

— BBA, The University of Iowa; MBA, Kellogg School of Management, Northwestern University.

David W. Zonavetch, CPA, Director

Portfolio Manager of the fund. Began managing the fund in 2013.

— Joined Deutsche Asset Management in 1998; previously worked as Senior Accountant in Corporate Finance; and as an Analyst at Cendant Mobility.

— Co-Head of Real Estate Securities, Americas and Co-Lead Portfolio Manager: Chicago.

— Investment industry experience began in 1996.

— BS, University of Illinois at Urbana-Champaign.

Chris Robinson, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset Management in 2003; previously served as a real estate equities research analyst at ING Investment Management.

— Co-Head of Real Estate Securities, Asia Pacific and Co-Lead Portfolio Manager: Sydney.

— Investment industry experience began in 1996.

— BS, The Australian Catholic University; Graduate Diploma, The Securities Institute of Australia.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2016 (24.8% of Net Assets)	Country	Percent
1. Simon Property Group, Inc. Owner and operator of regional shopping malls	United States	5.5%
2. Equity Residential Operator of multifamily properties	United States	4.1%
3. Ventas, Inc. Owns and leases long-term health care facilities	United States	2.2%
4. Prologis, Inc. Owner, operator and developer of industrial real estate	United States	2.2%
5. Mitsui Fudosan Co., Ltd. Builds, sells, leases and manages real estate properties	Japan	2.0%
6. Scentre Group Manages, develops and has ownership interests in shopping centers in Australia and New Zealand	Australia	1.9%
7. Welltower, Inc. Focused on investments in assisted living facilities, including housing and medical facilities for senior citizens	United States	1.8%
8. Cheung Kong Property Holdings Ltd. A property development company that operates in China	Hong Kong	1.7%
9. Public Storage Owner and operator of personal and business mini-warehouses	United States	1.7%
10. Vicinity Centres Owner and manager of Australian shopping centers	Australia	1.7%

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

Investment Portfolio as of June 30, 2016 (Unaudited)

	Shares	Value ($)

Common Stocks 97.4%
Australia 6.2%
BGP Holdings PLC*	11,394,023	333,815
Dexus Property Group	1,391,029	9,406,039
Goodman Group	302,602	1,617,361
Investa Office Fund	132,686	425,636
Mirvac Group	6,314,080	9,586,407
Scentre Group	6,665,088	24,611,498
Vicinity Centres	9,025,031	22,478,772
Westfield Corp.	1,629,252	13,026,001
(Cost $64,277,568)		81,485,529
Austria 0.6%
BUWOG AG* (Cost $8,073,845)	362,320	8,345,151
Canada 1.6%
Chartwell Retirement Residences (Units)	1,060,548	12,945,425
First Capital Realty, Inc.	463,882	7,956,674
(Cost $17,256,017)		20,902,099
Finland 0.4%
Citycon Oyj (Cost $7,017,541)	2,498,463	5,695,980
France 3.3%
Gecina SA	52,918	7,201,550
ICADE	76,512	5,421,143
Klepierre	388,212	17,200,948
Unibail-Rodamco SE (a)	50,382	13,063,702
(Cost $39,588,670)		42,887,343
Germany 3.2%
ADO Properties SA 144A	205,365	7,903,451
Alstria Office REIT-AG*	443,787	5,996,867
LEG Immobilien AG*	49,923	4,661,448
TLG Immobilien AG	218,132	4,570,318
Vonovia SE	513,731	18,720,340
(Cost $33,127,621)		41,852,424
Hong Kong 6.0%
Cheung Kong Property Holdings Ltd.	3,622,836	22,862,092
Hang Lung Properties Ltd.	2,502,224	5,089,825
Hongkong Land Holdings Ltd.	1,601,400	9,780,768
Link REIT	2,052,244	14,036,559
Sino Land Co., Ltd.	6,379,521	10,508,149
Sun Hung Kai Properties Ltd.	891,793	10,767,089
Wharf Holdings Ltd.	880,905	5,373,775
(Cost $72,220,045)		78,418,257
Ireland 0.9%
Green REIT PLC	2,870,542	4,394,774
Hibernia REIT PLC (b)	352,000	523,447
Hibernia REIT PLC (a) (b)	4,611,209	6,701,626
(Cost $11,713,571)		11,619,847
Japan 11.2%
Advance Residence Investment Corp.	1,036	2,766,044
AEON Mall Co., Ltd.	48,700	632,094
Daibiru Corp.	338,800	2,896,287
Daiwa House Residential Investment Corp.	441	1,193,010
Frontier Real Estate Investment Corp.	1,729	8,958,767
Global One Real Estate Investment Corp.	1,724	6,333,172
Invesco Office J-Reit, Inc.	3,965	3,632,677
Japan Logistics Fund, Inc.	4,164	9,686,300
Japan Real Estate Investment Corp.	2,599	15,969,615
Mitsubishi Estate Co., Ltd.	1,196,000	21,832,034
Mitsui Fudosan Co., Ltd.	1,135,000	25,852,348
Mori Hills REIT Investment Corp.	5,671	8,862,795
Mori Trust Sogo REIT, Inc.	2,878	5,445,828
Nippon Accommodations Fund, Inc.	943	4,279,084
Nippon Building Fund, Inc.	49	301,377
NTT Urban Development Corp.	529,100	5,639,120
Sekisui House Reit, Inc.	1,155	1,551,334
Tokyo Tatemono Co., Ltd.	522,800	6,231,742
Top REIT, Inc.	1,249	5,049,886
United Urban Investment Corp.	5,363	9,622,179
(Cost $132,834,443)		146,735,693
Netherlands 0.4%
Wereldhave NV (Cost $7,483,955)	121,255	5,495,066
Singapore 1.7%
CapitaLand Ltd.	3,437,500	7,878,533
CapitaLand Mall Trust	3,030,200	4,807,655
Frasers Logistics & Industrial Trust*	8,318,300	5,866,220
Keppel REIT	4,117,800	3,215,023
Mapletree Industrial Trust	338,600	432,810
(Cost $21,134,303)		22,200,241
Sweden 0.7%
Fabege AB	168,348	2,852,766
Hufvudstaden AB "A"	436,190	6,831,826
(Cost $7,666,684)		9,684,592
Switzerland 1.0%
PSP Swiss Property AG (Registered)	92,044	8,917,131
Swiss Prime Site AG (Registered)*	42,779	3,869,744
(Cost $11,387,220)		12,786,875
United Kingdom 4.5%
Assura PLC	3,768,096	2,746,411
British Land Co. PLC	1,788,549	14,520,973
Derwent London PLC	16,771	588,539
Great Portland Estates PLC	653,758	5,465,723
Hammerson PLC	997,203	7,171,200
Land Securities Group PLC	610,019	8,506,650
LondonMetric Property PLC	1,460,612	2,928,366
Safestore Holdings PLC	419,357	2,067,291
Segro PLC	1,442,497	8,011,927
St. Modwen Properties PLC	808,707	2,901,576
UNITE Group PLC	410,467	3,395,117
(Cost $64,562,561)		58,303,773
United States 55.7%
Agree Realty Corp. (REIT)	192,518	9,287,068
American Campus Communities, Inc. (REIT)	181,913	9,617,740
AvalonBay Communities, Inc. (REIT)	71,610	12,917,728
Boston Properties, Inc. (REIT)	131,753	17,378,221
Brixmor Property Group, Inc. (REIT)	233,291	6,172,880
Camden Property Trust (REIT)	138,353	12,233,172
Chesapeake Lodging Trust (REIT)	9,367	217,783
CoreSite Realty Corp. (REIT)	64,255	5,698,776
Crown Castle International Corp. (REIT)	69,719	7,071,598
CubeSmart (REIT)	231,201	7,139,487
DDR Corp. (REIT)	769,591	13,960,381
Digital Realty Trust, Inc. (REIT) (a)	143,462	15,635,923
Douglas Emmett, Inc. (REIT)	385,411	13,689,799
Duke Realty Corp. (REIT)	699,396	18,645,897
DuPont Fabros Technology, Inc. (REIT)	232,489	11,052,527
Education Realty Trust, Inc. (REIT)	204,315	9,427,094
Equity Commonwealth (REIT)*	401,290	11,689,578
Equity LifeStyle Properties, Inc. (REIT)	146,869	11,756,863
Equity One, Inc. (REIT)	388,222	12,492,984
Equity Residential (REIT)	789,740	54,397,291
Extra Space Storage, Inc. (REIT)	225,164	20,836,677
Federal Realty Investment Trust (REIT)	49,757	8,237,271
Four Corners Property Trust, Inc. (REIT)	312,829	6,441,149
General Growth Properties, Inc. (REIT)	636,591	18,983,144
Healthcare Trust of America, Inc. "A", (REIT)	386,310	12,493,265
Hudson Pacific Properties, Inc. (REIT)	357,314	10,426,422
LaSalle Hotel Properties (REIT)	240,807	5,678,229
Mid-America Apartment Communities, Inc. (REIT)	113,009	12,024,158
National Health Investors, Inc. (REIT)	58,242	4,373,392
National Retail Properties, Inc. (REIT)	203,680	10,534,330
Paramount Group, Inc. (REIT)	687,377	10,956,789
Pebblebrook Hotel Trust (REIT)	200,440	5,261,550
Prologis, Inc. (REIT)	577,842	28,337,372
Public Storage (REIT)	88,933	22,730,385
Regency Centers Corp. (REIT)	159,256	13,334,505
Retail Properties of America, Inc. "A" (REIT)	452,892	7,653,875
Rexford Industrial Realty, Inc. (REIT)	505,588	10,662,851
RLJ Lodging Trust (REIT)	237,204	5,088,026
Senior Housing Properties Trust (REIT)	495,213	10,315,287
Silver Bay Realty Trust Corp. (REIT)	134,312	2,287,333
Simon Property Group, Inc. (REIT)	330,047	71,587,194
Sovran Self Storage, Inc. (REIT)	27,031	2,836,092
Spirit Realty Capital, Inc. (REIT)	1,131,384	14,447,774
STORE Capital Corp. (REIT)	502,700	14,804,515
Sunstone Hotel Investors, Inc. (REIT) (a)	850,951	10,270,979
The Macerich Co. (REIT)	179,952	15,366,101
Urban Edge Properties (REIT)	497,472	14,854,514
Ventas, Inc. (REIT)	394,334	28,715,402
VEREIT, Inc. (REIT)	942,668	9,558,653
Vornado Realty Trust (REIT)	223,256	22,352,391
Washington Real Estate Investment Trust (REIT)	409,499	12,882,839
Welltower, Inc. (REIT)	307,910	23,453,505
WP Glimcher, Inc. (REIT)	71,785	803,274
(Cost $613,948,455)		729,072,033
Total Common Stocks (Cost $1,112,292,499)		1,275,484,903

Securities Lending Collateral 2.6%
Daily Assets Fund "Capital Shares", 0.51% (c) (d) (Cost $34,286,051)	34,286,051	34,286,051

Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 0.44% (c) (Cost $29,797,737)	29,797,737	29,797,737

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,176,376,287)†	102.3	1,339,568,691
Other Assets and Liabilities, Net	(2.3)	(30,597,669)
Net Assets	100.0	1,308,971,022

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

* Non-income producing security.

† The cost for federal income tax purposes was $1,224,506,206. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $115,062,485. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $185,944,733 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $70,882,248.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $33,054,334, which is 2.5% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 81,151,714	$ 333,815	$ 81,485,529
Austria	—	8,345,151	—	8,345,151
Canada	20,902,099	—	—	20,902,099
Finland	—	5,695,980	—	5,695,980
France	—	42,887,343	—	42,887,343
Germany	—	41,852,424	—	41,852,424
Hong Kong	—	78,418,257	—	78,418,257
Ireland	—	11,619,847	—	11,619,847
Japan	—	146,735,693	—	146,735,693
Netherlands	—	5,495,066	—	5,495,066
Singapore	—	22,200,241	—	22,200,241
Sweden	—	9,684,592	—	9,684,592
Switzerland	—	12,786,875	—	12,786,875
United Kingdom	—	58,303,773	—	58,303,773
United States	729,072,033	—	—	729,072,033
Short-Term Investments (e)	64,083,788	—	—	64,083,788
Total	$ 814,057,920	$ 525,176,956	$ 333,815	$ 1,339,568,691

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,112,292,499) — including $33,054,334 of securities loaned	$ 1,275,484,903
Investment in Daily Assets Fund (cost $34,286,051)*	34,286,051
Investment in Deutsche Central Cash Management Government Fund (cost $29,797,737)	29,797,737
Total investments in securities, at value (cost $1,176,376,287)	1,339,568,691
Cash	5
Receivable for investments sold	13,045,277
Receivable for Fund shares sold	3,896,446
Dividends receivable	4,445,182
Interest receivable	31,063
Foreign taxes recoverable	405,433
Other assets	80,466
Total assets	1,361,472,563
Liabilities
Foreign cash overdraft	135,182
Payable upon return of securities loaned	34,286,051
Payable for investments purchased	14,265,816
Payable for Fund shares redeemed	1,937,228
Accrued management fee	824,667
Accrued Trustees' fees	86
Other accrued expenses and payables	1,052,511
Total liabilities	52,501,541
Net assets, at value	$ 1,308,971,022
Net Assets Consist of
Undistributed net investment income	6,047,400
Net unrealized appreciation (depreciation) on: Investments	163,192,404
Foreign currency	45,319
Accumulated net realized gain (loss)	(298,873,221)
Paid-in capital	1,438,559,120
Net assets, at value	$ 1,308,971,022

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2016 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($501,441,757 ÷ 53,166,522 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.43
Maximum offering price per share (100 ÷ 94.25 of $9.43)	$ 10.01

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($19,202,864 ÷ 2,032,576 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.45
Class S Net Asset Value, offering and redemption price(a) per share ($70,479,505 ÷ 7,485,881 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.41

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($717,846,896 ÷ 76,200,253 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.42

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended June 30, 2016 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $1,072,294)	$ 31,330,183
Income distributions — Deutsche Central Cash Management Government Fund	39,879
Securities lending income, including income from Daily Assets Fund, net of borrower rebates	99,012
Total income	31,469,074
Expenses: Management fee	6,127,282
Administration fee	621,424
Services to shareholders	825,680
Distribution and service fees	673,963
Custodian fee	132,280
Professional fees	52,746
Reports to shareholders	59,754
Registration fees	56,964
Trustees' fees and expenses	26,634
Other	32,168
Total expenses before expense reductions	8,608,895
Expense reductions	(1,243,057)
Total expenses after expense reductions	7,365,838
Net investment income	24,103,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	15,169,450
Foreign currency	(89,648)
15,079,802
Change in net unrealized appreciation (depreciation) on: Investments	66,257,452
Foreign currency	68,646
66,326,098
Net gain (loss)	81,405,900
Net increase (decrease) in net assets resulting from operations	$ 105,509,136

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015

Operations: Net investment income	$ 24,103,236	$ 15,488,431
Net realized gain (loss)	15,079,802	33,765,357
Change in net unrealized appreciation (depreciation)	66,326,098	(30,898,469)
Net increase (decrease) in net assets resulting from operations	105,509,136	18,355,319
Distributions to shareholders from: Net investment income: Class A	—	(19,806,798)
Class C	—	(547,265)
Class S	—	(2,766,773)
Institutional Class	—	(23,840,720)
Total distributions	—	(46,961,556)
Fund share transactions: Proceeds from shares sold	120,601,123	1,422,985,293
Reinvestment of distributions	—	45,992,630
Payments for shares redeemed	(193,132,100)	(1,110,413,227)
Redemption fees	1,157	518
Net increase (decrease) in net assets from Fund share transactions	(72,529,820)	358,565,214
Increase (decrease) in net assets	32,979,316	329,958,977
Net assets at beginning of period	1,275,991,706	946,032,729
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $6,047,400 and $18,055,836, respectively)	$ 1,308,971,022	$ 1,275,991,706

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 8.68	$ 9.01	$ 8.03	$ 8.09	$ 6.67	$ 7.51
Income (loss) from investment operations: Net investment income[a]	.16[f]	.09	.19[b]	.13	.13	.10
Net realized and unrealized gain (loss)	.59	(.08)[c]	1.06	.10	1.77	(.70)
Total from investment operations	.75	.01	1.25	.23	1.90	(.60)
Less distributions from: Net investment income	—	(.34)	(.27)	(.29)	(.48)	(.24)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.43	$ 8.68	$ 9.01	$ 8.03	$ 8.09	$ 6.67
Total Return (%)[d,e]	8.64**	.17	15.57	2.92	28.68	(7.85)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	501	495	727	649	626	549
Ratio of expenses before expense reductions (%)	1.53*	1.53	1.54	1.55	1.56	1.58
Ratio of expenses after expense reductions (%)	1.33*	1.33	1.34	1.35	1.36	1.38
Ratio of net investment income (%)	3.72f*	1.01	2.14[b]	1.59	1.73	1.31
Portfolio turnover rate (%)	60**	142	113	107	94	113

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 8.73	$ 9.06	$ 8.08	$ 8.13	$ 6.70	$ 7.54
Income (loss) from investment operations: Net investment income[a]	.14[f]	.03	.12[b]	.07	.07	.04
Net realized and unrealized gain (loss)	.58	(.08)[c]	1.06	.11	1.78	(.70)
Total from investment operations	.72	(.05)	1.18	.18	1.85	(.66)
Less distributions from: Net investment income	—	(.28)	(.20)	(.23)	(.42)	(.18)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.45	$ 8.73	$ 9.06	$ 8.08	$ 8.13	$ 6.70
Total Return (%)[d,e]	8.25**	(.58)	14.72	2.08	27.66	(8.61)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	17	19	17	16	16
Ratio of expenses before expense reductions (%)	2.30*	2.31	2.31	2.34	2.35	2.40
Ratio of expenses after expense reductions (%)	2.10*	2.11	2.11	2.14	2.15	2.20
Ratio of net investment income (%)	3.08f*	.32	1.37[b]	.82	.94	.48
Portfolio turnover rate (%)	60**	142	113	107	94	113

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 8.66	$ 9.02	$ 8.04	$ 8.11	$ 6.68	$ 7.49
Income (loss) from investment operations: Net investment income[a]	.18[e]	.10	.20[b]	.15	.15	.11
Net realized and unrealized gain (loss)	.57	(.10)[c]	1.07	.09	1.78	(.68)
Total from investment operations	.75	.00	1.27	.24	1.93	(.57)
Less distributions from: Net investment income	—	(.36)	(.29)	(.31)	(.50)	(.24)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.41	$ 8.66	$ 9.02	$ 8.04	$ 8.11	$ 6.68
Total Return (%)[d]	8.66**	.03	15.77	3.01	29.10	(7.45)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	70	58	100	101	90	41
Ratio of expenses before expense reductions (%)	1.37*	1.37	1.35	1.36	1.37	1.60
Ratio of expenses after expense reductions (%)	1.17*	1.17	1.15	1.16	1.17	1.13
Ratio of net investment income (%)	4.09e*	1.13	2.25[b]	1.80	1.99	1.47
Portfolio turnover rate (%)	60**	142	113	107	94	113

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 6/30/16 (Unaudited)	Years Ended December 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 8.66	$ 8.99	$ 8.02	$ 8.08	$ 6.66	$ 7.50
Income (loss) from investment operations: Net investment income[a]	.17[e]	.31	.22[b]	.16	.16	.12
Net realized and unrealized gain (loss)	.59	(.27)[c]	1.05	.10	1.78	(.69)
Total from investment operations	.76	.04	1.27	.26	1.94	(.57)
Less distributions from: Net investment income	—	(.37)	(.30)	(.32)	(.52)	(.27)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.42	$ 8.66	$ 8.99	$ 8.02	$ 8.08	$ 6.66
Total Return (%)[d]	8.78**	.52	15.88	3.29	29.21	(7.48)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	718	706	100	70	142	168
Ratio of expenses before expense reductions (%)	1.26*	1.24	1.21	1.19	1.20	1.22
Ratio of expenses after expense reductions (%)	1.06*	1.04	1.01	.99	1.00	1.02
Ratio of net investment income (%)	3.99e*	3.48	2.55[b]	1.93	2.07	1.62
Portfolio turnover rate (%)	60**	142	113	107	94	113

[a] Based on average shares outstanding during the period.

[b] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.05 per share and 0.62% of average daily net assets for the year ended December 31, 2014.

[c] Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.

[d] Total return would have been lower had certain expenses not been reduced.

[e] Net investment income per share and the ratio of net investment income include capital gain distributions from U.S. REITs which will be recharacterized as capital gains and/or return of capital for financial reporting purposes at the Fund's fiscal year end. See Notes to Financial Statements, Note A, "Real Estate Investment Trusts."

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global Real Estate Securities Fund (the "Fund") is a diversified series of Deutsche Securities Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. As of period end, any securities on loan were collateralized by cash. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund. During the six months ended June 30, 2016, the Fund invested the cash collateral in Daily Assets Fund, an affiliated money market fund managed by Deutsche Investment Management Americas Inc. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.08% annualized effective rate as of June 30, 2016) on the cash collateral invested in Daily Assets Fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2016, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2015, the Fund had a net tax basis capital loss carryforward of approximately $284,984,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016 ($34,840,000) and December 31, 2017 ($250,144,000), the respective expiration dates, whichever occurs first.

Additionally, from November 1, 2015 through December 31, 2015, the Fund elects to defer qualified late year losses of approximately $1,207,000 of net short-term realized capital losses, and treat them as arising in the fiscal year ending December 31, 2016.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. With respect to the Fund's investment in passive foreign investment companies, for U.S. tax purposes, such investments may, among other things, cause the Fund to recognize and distribute taxable income without a corresponding receipt of cash as a result of recognizing certain unrealized gains at year end as ordinary income that would have otherwise been treated as capital gain upon disposition. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a United States Real Estate Investment Trust ("U.S. REIT") investment based on information provided by the U.S. REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a U.S. REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from U.S. REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. With respect to the distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, such amounts are included in dividend income without any recharacterization.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) aggregated $736,617,490 and $793,583,206, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	1.000%
Next $500 million of such net assets	.985%
Next $1 billion of such net assets	.960%
Over $2 billion of such net assets	.945%

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Pursuant to investment subadvisory agreements between RREEF and each of Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the "sub-subadvisor"), these entities act as sub-subadvisors to the Fund. The Fund's sub-subadvisors are indirect, wholly owned subsidiaries of Deutsche Bank AG. Under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund's investments in specific foreign markets. RREEF pays a fee to each sub-subadvisor pursuant to the investment subadvisory agreement between RREEF and each sub-subadvisor.

Accordingly, for the six months ended June 30, 2016, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.99% of the Fund's average daily net assets.

For the six months ended June 30, 2016, the Advisor has contractually agreed to waive a portion of its management fee in the amount of 0.20% of the Fund's average daily net assets.

For the period from January 1, 2016 through April 30, 2016, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.36%
Class C	2.11%
Class S	1.21%
Institutional Class	1.11%

Effective May 1, 2016 through April 30, 2017, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.40%
Class C	2.15%
Class S	1.25%
Institutional Class	1.15%

For the six months ended June 30, 2016, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 478,773
Class C	16,693
Class S	58,688
Institutional Class	688,903
$ 1,243,057

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2016, the Administration Fee was $621,424, of which $105,004 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2016
Class A	$ 10,638	$ 5,928
Class C	1,034	560
Class S	6,118	5,436
Institutional Class	11,664	4,506
	$ 29,454	$ 16,430

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2016, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2016
Class C	$ 62,587	$ 11,344

In addition, DDI provides information and administration services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2016, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2016	Annualized Rate
Class A	$ 590,522	$ 207,107.25%
Class C	20,854	7,707.25%
	$ 611,376	$ 214,814

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2016 aggregated $7,078.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on a rate of 1% for Class C of the value of the shares redeemed. For the six months ended June 30, 2016, the CDSC for Class C shares aggregated $1,044. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2016, DDI received $1,274 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $8,488, of which $7,519 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

E. Real Estate Concentration Risk

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting real estate securities, including REITs, will have a significant impact on the fund's performance. In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	5,624,369	$ 49,953,168	11,948,845	$ 108,294,025
Class C	365,424	3,327,205	323,619	2,964,601
Class S	1,946,087	17,528,912	72,104,320	634,034,412
Institutional Class	5,651,086	49,791,838	75,230,365	677,692,255
		$ 120,601,123		$ 1,422,985,293
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	2,275,762	$ 19,748,080
Class C	—	—	58,346	509,378
Class S	—	—	291,231	2,531,079
Institutional Class	—	—	2,698,710	23,204,093
		$ —		$ 45,992,630
Shares redeemed
Class A	(9,469,703)	$ (83,049,867)	(37,913,747)	$ (346,636,484)
Class C	(297,952)	(2,589,299)	(523,383)	(4,683,646)
Class S	(1,171,339)	(10,230,513)	(76,807,479)	(692,735,611)
Institutional Class	(11,003,371)	(97,262,421)	(7,475,041)	(66,357,486)
		$ (193,132,100)		$ (1,110,413,227)
Redemption fees		$ 1,157		$ 518
Net increase (decrease)
Class A	(3,845,334)	$ (33,096,624)	(23,689,140)	$ (218,594,339)
Class C	67,472	738,312	(141,418)	(1,209,667)
Class S	774,748	7,299,075	(4,411,928)	(56,169,734)
Institutional Class	(5,352,285)	(47,470,583)	70,454,034	634,538,954
		$ (72,529,820)		$ 358,565,214

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,086.40	$ 1,082.50	$ 1,086.60	$ 1,087.80
Expenses Paid per $1,000*	$ 6.90	$ 10.87	$ 6.07	$ 5.50
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/6	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,018.25	$1,014.42	$ 1,019.05	$ 1,019.59
Expenses Paid per $1,000*	$ 6.67	$ 10.52	$ 5.87	$ 5.32

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Global Real Estate Securities Fund	1.33%	2.10%	1.17%	1.06%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Global Real Estate Securities Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA"), the sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and RREEF America L.L.C. ("RREEF"), an affiliate of DIMA, and the sub-sub-advisory agreements (the "Sub-Sub-Advisory Agreements," and together with the Agreement and the Sub-Advisory Agreement, the "Agreements") between RREEF and each of Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (collectively, the "Sub-Sub-Advisors"), all affiliates of DIMA, in September 2015.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA, RREEF, and the Sub-Sub-Advisors are part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s, RREEF’s and the Sub-Sub-Advisors’ personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA, RREEF and the Sub-Sub-Advisors provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisers and sub-sub-advisors, including RREEF and the Sub-Sub-Advisors. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory and sub-sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that in connection with the contract renewal process, DIMA agreed to waive a portion (0.20%) of the Fund’s management fee through September 30, 2015. With respect to the sub-advisory and sub-sub-advisory fees paid to RREEF and the Sub-Sub-Advisors, the Board noted that the fees are paid by DIMA and RREEF, respectively, out of their fees and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM manages an institutional account and also a Deutsche Europe fund comparable to the Fund. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and also Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA, RREEF, and the Sub-Sub-Advisors.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the fund.

Pursuant to agreements between RREEF and Deutsche Alternatives Asset Management (Global) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the fund. The sub-subadvisors, which are indirect, wholly owned subsidiaries of Deutsche Bank AG, act under the supervision of the Board, DIMA and RREEF. RREEF allocates, and reallocates as it deems appropriate, the fund's assets among the sub-subadvisors.

Deutsche Alternatives Asset Management (Global) Limited evaluates stock selections for the European portion of the fund's portfolio. Deutsche Investments Australia Limited evaluates stock selections for the Asian and Australian portions of the fund's portfolio.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset Management is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	RRGAX	RRGCX	RRGTX	RRGIX
CUSIP Number	25159L 109	25159L 208	25159L 307	25159L 406
Fund Number	465	765	2365	811

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc.; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 08/2015

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016